SEGMENT INFORMATION - detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 42,650	$ 23,557	$ 80,303	$ 37,051
Revenue	42,650	23,557	80,303	37,051	$ 93,194	$ 65,796
Adjusted EBITDA	4,516	(236)	6,729	(3,873)
Depreciation and amortization	(2,769)	(3,305)	(5,586)	(6,520)	(12,861)	(11,414)
Allocated share based compensation	(81)	(3,771)	(161)	(3,771)	(3,936)	(15)
Operating loss	1,666	(7,312)	982	(14,164)	(22,252)	(35,857)
Other expense, net	915	(26)	764	(35)	980	(17)
Loss before income taxes	(1,877)	(13,023)	(8,814)	(25,309)	(38,582)	(55,776)
Provision for Benefit income taxes	236	55	290	120	323	(14,042)
Net (loss) income	$ (2,113)	$ (13,078)	$ (9,104)	$ (25,429)	(38,905)	(41,734)
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue					93,194	65,796
Revenue					93,194	65,796
Adjusted EBITDA					(5,455)	(24,428)
Depreciation and amortization					(12,861)	(11,414)
Allocated share based compensation					(3,936)	(15)
Operating loss					(22,252)	(35,857)
Other expense, net					(16,330)	(19,919)
Loss before income taxes					(38,582)	(55,776)
Provision for Benefit income taxes					(323)	14,042
Net (loss) income					(38,905)	(41,734)
Travel Marketplace | Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue					92,038	65,057
Revenue					92,038	65,057
Adjusted EBITDA					(3,745)	(23,529)
Depreciation and amortization					(12,296)	(11,235)
Allocated share based compensation					(3,936)	(15)
Operating loss					(19,977)	(34,779)
Technology Service [Member] | Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue					1,156	739
Revenue					1,156	739
Adjusted EBITDA					(1,710)	(899)
Depreciation and amortization					(565)	(179)
Operating loss					$ (2,275)	$ (1,078)